RELATED PARTY AND PARTY IN INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY AND PARTY IN INTEREST TRANSACTIONS	RELATED PARTY AND PARTY IN INTEREST TRANSACTIONS
Through the Master Trust, certain Plan investments are shares of collective trust funds managed by the Trustee and, therefore, these transactions qualify as party-in-interest transactions. In addition, the Recordkeeper was paid administrative fees by the Plan in the Plan year. As defined by ERISA, any person or organization which provides these services to the Plan qualifies as a party-in-interest. The Company is also a party-in-interest according to Section 3(14) of ERISA because the Company Common Stock Fund is a Plan investment option. Company stock dividends are paid to the Plan. In addition, notes receivable from participants are considered to be party-in-interest transactions for which a statutory exemption from the prohibited transaction regulation exists.